UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman           Bethesda, Maryland         February 12, 2009
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      48
                                                  -----------------------

Form 13F Information Table Value Total:              $ 308,159 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------   ---------  ---------  -------------------  ----------   --------   -------------------------
                                                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO COM                COMMON         88579Y101      720       12,513               SOLE                  7,213    0         5,300
A T & T INC (NEW)        COMMON         00206R102   17,479      613,285               SOLE                333,515    0       279,770
AETNA INC NEW COM        COMMON         00817Y108   14,835      520,526               SOLE                303,330    0       217,196
AKAMAI TECHNOLOGIES I    COMMON         00971T101   12,046      798,301               SOLE                481,511    0       316,790
ALLSTATE CORP COM        COMMON         020002101      890       27,173               SOLE                 17,273    0         9,900
AMERICAN EXPRESS CO      COMMON         025816109      668       36,026               SOLE                 22,826    0        13,200
AMGEN INC COM            COMMON         031162100      794       13,757               SOLE                  8,857    0         4,900
BLACK & DECKER CORP C    COMMON         091797100      735       17,589               SOLE                 11,189    0         6,400
BOEING CO COM            COMMON         097023105   13,768      322,667               SOLE                178,750    0       143,917
BRINKER INTL INC COM     COMMON         109641100      877       83,246               SOLE                 49,346    0        33,900
CISCO SYS INC COM        COMMON         17275R102      666       40,863               SOLE                 25,563    0        15,300
CITIGROUP INC COM        COMMON         172967101   13,682    2,038,994               SOLE              1,244,500    0       794,494
CLOROX CO COM            COMMON         189054109      693       12,467               SOLE                  7,367    0         5,100
CORNING INC COM          COMMON         219350105   10,152    1,065,277               SOLE                622,987    0       442,290
DISNEY WALT PRODTNS      COMMON         254687106      795       35,033               SOLE                 21,033    0        14,000
DU PONT E I DE NEMOUR    COMMON         263534109   12,514      494,611               SOLE                301,668    0       192,943
EXXON MOBIL CORP COM     COMMON         30231G102   18,912      236,899               SOLE                128,605    0       108,294
GENERAL ELEC CO          COMMON         369604103   12,458      769,014               SOLE                423,725    0       345,289
GOLDMAN SACHS GROUP I    COMMON         38141G104   11,788      139,682               SOLE                 82,765    0        56,917
GOODRICH CORP COM        COMMON         382388106   16,626      449,114               SOLE                267,270    0       181,844
GOOGLE INC CL A          COMMON         38259P508      711        2,312               SOLE                  1,512    0           800
HARLEY DAVIDSON INC C    COMMON         412822108      723       42,606               SOLE                 27,606    0        15,000
HEWLETT PACKARD CO CO    COMMON         428236103   16,538      455,719               SOLE                274,146    0       181,573
HOME DEPOT INC COM       COMMON         437076102   16,758      727,975               SOLE                424,892    0       303,083
HONEYWELL INTL INC CO    COMMON         438516106      893       27,201               SOLE                 17,401    0         9,800
HOST HOTELS & RESORTS    COMMON         44107P104   11,160    1,474,189               SOLE                854,983    0       619,206
I B M                    COMMON         459200101      756        8,984               SOLE                  5,884    0         3,100
INGERSOLL-RAND COMPAN    COMMON         G4776G101   10,237      590,006               SOLE                361,878    0       228,128
JOHNSON & JOHNSON        COMMON         478160104      764       12,764               SOLE                  7,464    0         5,300
JP MORGAN CHASE & CO     COMMON         46625H100   16,804      532,959               SOLE                316,867    0       216,092
LAM RESEARCH CORP COM    COMMON         512807108   13,141      617,540               SOLE                345,352    0       272,188
MCCORMICK & CO INC CO    COMMON         579780206      741       23,246               SOLE                 14,346    0         8,900
MERCK & CO INC           COMMON         589331107      869       28,592               SOLE                 18,592    0        10,000
MICROSOFT                COMMON         594918104   14,363      738,815               SOLE                408,322    0       330,493
ORACLE SYS CORP          COMMON         68389X105      787       44,363               SOLE                 28,763    0        15,600
PFIZER INC               COMMON         717081103      843       47,610               SOLE                 28,110    0        19,500
PUTNAM PREMIER INCOME    MUTUAL         746853100       39       10,116               SOLE                 10,116    0             0
SPDR TR UNIT SER 1       COMMON         78462F103    6,788       75,224               SOLE                 62,828    0        12,396
STARBUCKS CORP COM       COMMON         855244109      728       76,948               SOLE                 48,448    0        28,500
SYSCO CORP COM           COMMON         871829107      715       31,176               SOLE                 18,876    0        12,300
TARGET CORP COM          COMMON         87612E106      770       22,313               SOLE                 13,613    0         8,700
TEXAS INSTRS INC COM     COMMON         882508104      713       45,947               SOLE                 29,347    0        16,600
TIME WARNER INC          COMMON         887317105      833       82,766               SOLE                 55,166    0        27,600
TRANSOCEAN LTD ZUG NA    COMMON         H8817H100    9,231      195,361               SOLE                108,042    0        87,319
VAN KAMPEN MUN TR SH     MUTUAL         920919107      133       14,946               SOLE                 14,946    0             0
VERIZON COMMUNICATION    COMMON         92343V104   19,433      573,251               SOLE                341,707    0       231,544
WAL MART STORES INC      COMMON         931142103      803       14,320               SOLE                  9,020    0         5,300
YAHOO INC COM            COMMON         984332106      788       64,576               SOLE                 39,776    0        24,800